Note 11 - Options (Details Narrative) - CAD	12 Months Ended
	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
Note 11 - Options (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	460,000	355,000	479,001
Allocated Share-based Compensation Expense (in Dollars)	CAD 2,366,659	CAD 2,482,528	CAD 2,482,528
Proceeds from Stock Options Exercised (in Dollars)	CAD 52,868	CAD 167,962	CAD 116,984
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	27,500	91,000	48,000
Stock Option Sharebased Compensation Forfeiture Rate	4.00%	4.00%	3.00%
Employee Stock Option [Member] | Employee Stock Option Plan [Member]
Note 11 - Options (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum	262852000.00%